Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Cash and cash equivalents	$ 59,308	$ 63,670
Accounts receivable	523	751
Refundable deposits	197	208
Financial liabilities
Accounts payable	104	314
Accrued compensation	170	549
Accrued expenses	1,263	2,158
Carrying Amount
Financial assets
Cash and cash equivalents	59,308	63,670
Accounts receivable	523	751
Restricted cash	518	507
Refundable deposits	197	208
Financial liabilities
Accounts payable	104	314
Accrued compensation	170	549
Accrued expenses	1,263	2,158
Estimated Fair Value
Financial assets
Cash and cash equivalents	59,308	63,670
Accounts receivable	523	751
Restricted cash	518	507
Refundable deposits	197	208
Financial liabilities
Accounts payable	104	314
Accrued compensation	170	549
Accrued expenses	$ 1,263	$ 2,158